Consolidated Balance Sheets (Parentheticals) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts (in Dollars)	$ 172	$ 172
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	144,000	144,000
Common stock, shares issued	86,878	84,437
Treasury stock at cost: shares	115	115
Convertible Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0